HIBERNIA FUNDS

                                  5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7000

                                   November 5, 2001




EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: HIBERNIA FUNDS (the "Trust")
         Hibernia Capital Appreciation Fund
         Hibernia Louisiana Municipal Income Fund
         Hibernia Mid Cap Equity Fund
         Hibernia Total Return Bond Fund
         Hibernia U.S. Government Income Fund
         Hibernia Cash Reserve Fund
         Hibernia U.S. Treasury Money Market Fund
           1933 Act File No. 33-21321
           1940 Act File No. 811-5536

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated October 31, 2001, that would have been filed under Rule 497(c), does not differ from the form(s) of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 24 on October 31, 2001.

     If you have any questions regarding this certification, please contact me at (412) 288-1484.

                                                Very truly yours,



                                                /s/ Timothy S. Johnson
                                                Timothy S. Johnson Secretary